Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Pension Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	21.00%
Targeted plan asset allocation percentage, Maximum	31.00%
Actual plan asset allocation percentage	23.00%	25.00%
Pension Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	34.00%
Targeted plan asset allocation percentage, Maximum	44.00%
Actual plan asset allocation percentage	38.00%	33.00%
Pension Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	10.00%
Targeted plan asset allocation percentage, Maximum	20.00%
Actual plan asset allocation percentage	14.00%	16.00%
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	4.00%
Targeted plan asset allocation percentage, Maximum	14.00%
Actual plan asset allocation percentage	12.00%	12.00%
Pension Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	6.00%
Targeted plan asset allocation percentage, Maximum	16.00%
Actual plan asset allocation percentage	11.00%	11.00%
Pension Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	5.00%
Actual plan asset allocation percentage	2.00%	3.00%
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	24.00%
Targeted plan asset allocation percentage, Maximum	34.00%
Actual plan asset allocation percentage	29.00%	25.00%
Postretirement Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	24.00%
Targeted plan asset allocation percentage, Maximum	34.00%
Actual plan asset allocation percentage	29.00%	24.00%
Postretirement Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	15.00%
Targeted plan asset allocation percentage, Maximum	25.00%
Actual plan asset allocation percentage	20.00%	20.00%
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	8.00%
Actual plan asset allocation percentage	3.00%	4.00%
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	6.00%
Actual plan asset allocation percentage	1.00%	1.00%
Postretirement Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	12.00%
Targeted plan asset allocation percentage, Maximum	22.00%
Actual plan asset allocation percentage	18.00%	26.00%